CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Products	$ 213,799	$ 198,811	$ 199,714
Services	51,557	49,779	47,268
Total revenues	265,356	248,590	246,982
Cost of revenues:
Products	96,100	97,150	106,240
Services	27,147	28,174	28,226
Total cost of revenues	123,247	125,324	134,466
Gross profit	142,109	123,266	112,516
Operating expenses:
Research and development (net of grants and participations in the amount of $378 for the year ended December 31, 2013).	22,188	18,497	16,526
Selling and marketing	81,294	75,010	72,891
General and administrative	19,706	20,446	16,912
Legal settlements, net	(6,692)		766
Total operating expenses	116,496	113,953	107,095
Operating income	25,613	9,313	5,421
Financial expenses, net	5,462	1,464	3,725
Income before taxes on income	20,151	7,849	1,696
Taxes on income	2,758	852	1,006
Net income	$ 17,393	$ 6,997	$ 690
Basic and diluted net income per share	$ 0.08	$ 0.03		[1]

[1]	less than 1 cent.